Prepaid and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2020
Prepaid and Other Current Assets
Prepaid and Other Current Assets

Prepaid and other current assets consisted of the following (in thousands):

	December 31,
	2020	2019
Insurance receivable	$4,000	$4,000
VAT recoverable	425	817
Prepayments	1,001	689
RDEC receivable	331	183
Other current assets	296	219
	$6,053	$5,908